FINANCIAL RISK MANAGEMENT, Fair Value Measurement Hierarchy and Estimates (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value [Abstract]
Financial assets at fair value through profit or loss	$ 648,152,264	$ 611,643,130
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	1,829,611,037	885,555,777
2031 Notes [Member]
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	725,337,862
Fair value	741,824,475
2035 Notes [Member]
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	713,835,319
Fair value	720,297,750
Fair Value [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	84,626,165	23,306,406
Financial assets at fair value through profit or loss	648,152,264	611,643,130
Total	732,778,429	634,949,536
Fair Value [Member] | Level 1 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	84,626,165	23,306,406
Financial assets at fair value through profit or loss	648,152,264	611,643,130
Total	732,778,429	634,949,536
Fair Value [Member] | Level 2 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Financial assets at fair value through profit or loss	0	0
Total	0	0
Fair Value [Member] | Level 3 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Financial assets at fair value through profit or loss	0	0
Total	$ 0	$ 0